UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: April 30, 2019

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	April 30, 2019

BrandywineGLOBAL —

GLOBAL UNCONSTRAINED BOND FUND

Beginning in April 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from the Fund or from your Service Agent or financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your Service Agent or, if you are a direct shareholder with the Fund, by calling 1-877-721-1926.

You may elect to receive all future reports in paper free of charge. If you invest through a Service Agent, you can contact your Service Agent to request that you continue to receive paper copies of your shareholder reports. That election will apply to all Legg Mason funds held in your account at that Service Agent. If you are a direct shareholder with the Fund, you can call the Fund at 1-877-721-1926, or write to the Fund by regular mail at Legg Mason Funds, P.O. Box 9699, Providence, RI 02940-9699 or by express, certified or registered mail to Legg Mason Funds, 4400 Computer Drive, Westborough, MA 01581 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account held directly with the fund complex.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to generate positive returns that are independent of market cycles.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of BrandywineGLOBAL — Global Unconstrained Bond Fund for the six-month reporting period ended April 30, 2019. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

May 31, 2019

II	BrandywineGLOBAL — Global Unconstrained Bond Fund

Investment commentary

Economic review

Economic activity in the U.S. was mixed during the six months ended April 30, 2019 (the “reporting period”). Looking back, the U.S. Department of Commerce reported that third quarter 2018 U.S. gross domestic product (“GDP”)i growth was 3.4%. Fourth quarter 2018 GDP growth then moderated to 2.2%. Finally, the U.S. Department of Commerce’s second reading for first quarter 2019 GDP growth, released after the reporting period ended, was 3.1%. The acceleration in GDP growth during the first quarter of 2019 was attributed to an upturn in state and local government spending, increases in private inventory investment and exports, and a smaller decrease in residential investment. These movements were partly offset by decelerations in personal consumption expenditures and nonresidential fixed investment, along with a downturn in federal government spending. Imports also turned down.

Job growth in the U.S. was solid overall and was a tailwind for the economy during the reporting period. As reported by the U.S. Department of Labor, when the reporting period ended on April 30, 2019, the unemployment rate was 3.6%, versus 3.7% when the period began. April 2019’s reading was the lowest reading since December 1969. However, the percentage of longer-term unemployed moved higher during the reporting period. In April 2019, 21.1% of Americans looking for a job had been out of work for more than six months, versus 20.8% when the period began.

Turning to the global economy, in its April 2019 World Economic Outlook Update, the International Monetary Fund (“IMF”)ii said, “After strong growth in 2017 and early 2018, global economic activity slowed notably in the second half of last year, reflecting a confluence of factors affecting major economies. China’s growth declined following a combination of needed regulatory tightening to rein in shadow banking and an increase in trade tensions with the United States. The euro area economy lost more momentum than expected as consumer and business confidence weakened and car production in Germany was disrupted by the introduction of new emission standards; investment dropped in Italy as sovereign spreads widened; and external demand, especially from emerging Asia, softened. Elsewhere, natural disasters hurt activity in Japan. Trade tensions increasingly took a toll on business confidence and, so, financial market sentiment worsened, with financial conditions tightening for vulnerable emerging markets in the spring of 2018 and then in advanced economies later in the year, weighing on global demand. Conditions have eased in 2019 as the US Federal Reserve signaled a more accommodative monetary policy stance and markets became more optimistic about a US — China trade deal, but they remain slightly more restrictive than in the fall [of 2018].” From a regional perspective, the IMF projects 2019 growth in the Eurozone will be 1.3%, versus 1.8% in 2018. Japan’s economy is expected to expand 1.0% in 2019, compared to 0.8% in 2018. Elsewhere, the IMF projects that overall growth in emerging market countries will decelerate to 4.4% in 2019, versus 4.5% in 2018.

BrandywineGLOBAL — Global Unconstrained Bond Fund	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (the “Fed”)iii respond to the economic environment?

A. The Fed continued tightening its monetary policy, as it raised interest rates once during the reporting period and further reduced its balance sheet. As widely expected, the Fed raised the federal funds rateiv at its meeting that ended on December 19, 2018, to a range between 2.25% and 2.50%. This represented the Fed’s fourth rate hike in 2018. However, at its meeting that concluded on January 30, 2019, the Fed kept interest rates on hold and said, “In light of global economic and financial developments and muted inflation pressures, the Committee will be patient as it determines what future adjustments to the target range for the federal funds rate may be appropriate ….” Finally, at its meeting that concluded on March 20, 2019, most Federal Open Market Committee (“FOMC”)v members indicated that they did not feel additional rate hikes would be needed in 2019.

Q. What actions did international central banks take during the reporting period?

A. Central banks outside the U.S. generally pursued accommodative monetary policies during the reporting period. Looking back, in December 2018, the European Central Bank (“ECB”)vi ended its bond buying program and said that it did not anticipate raising interest rates “at least through the summer of 2019”. However, in March 2019, the ECB said it didn’t expect to raise rates “at least through the end of 2019.” In other developed countries, the Bank of Englandvii kept rates on hold at 0.75% throughout the reporting period. After holding rates steady at 0.10% for more than five years, in January 2016, the Bank of Japanviii announced that it cut the rate on current accounts that commercial banks hold with it to -0.10% and kept rates on hold during the reporting period. Elsewhere, the People’s Bank of Chinaix kept rates steady at 4.35% during the reporting period.

Q. Did Treasury yields trend higher or lower during the reporting period?

A. Both short-term and longer-term U.S. Treasury yields declined during the six-month reporting period ended April 30, 2019. The yield for the two-year Treasury note began the reporting period at 2.87% and ended the period at 2.27%. The low for the period of 2.22% took place on March 27, 2019, and the peak for the period of 2.98% occurred on November 8, 2018. The yield for the ten-year Treasury began the reporting period at 3.15% and ended the period at 2.51%. The low for the period of 2.39% took place on March 27, 2019, and the high for the period of 3.24% took place on November 8, 2018.

Q. What factors impacted the spread sectors (non-Treasuries) during the reporting period?

A. The spread sectors posted positive absolute returns during the reporting period. Performance fluctuated given changing expectations for global growth, central bank monetary policy adjustments, concerns over the trade conflict between the U.S. and China, and periods of investor risk aversion. All told, the broad U.S. bond market, as measured by the Bloomberg Barclays U.S. Aggregate Indexx, returned 5.49% during the six-month reporting period ended April 30, 2019.

Q. How did the high-yield market perform over the reporting period?

A. The U.S. high-yield bond market, as measured by the Bloomberg Barclays U.S.

IV	BrandywineGLOBAL — Global Unconstrained Bond Fund

Corporate High Yield — 2% Issuer Cap Indexxi, returned 5.54% for the six months ended April 30, 2019. The high-yield market posted weak results over the first two months of the reporting period as investor risk aversion was elevated and there were concerns that Fed rate hikes might negatively impact the economic expansion. However, the high-yield market then rallied over the last four months of the period. This turnaround was driven by corporate earnings that were strong overall, the Fed’s intention to not raise interest rates in 2019 and robust investor demand.

Q. How did the emerging market debt asset class perform over the reporting period?

A. The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”)xii returned 7.86% during the six months ended April 30, 2019. The asset class modestly declined during the first month of the reporting period, due to rising U.S. interest rates and investor risk aversion. The asset class rallied sharply over the last five months of the period. Investor sentiment for the asset class improved as the Fed announced an end to rate hikes in 2019, the U.S. dollar weakened at times and U.S. interest rates declined.

Performance review

For the six months ended April 30, 2019, Class A shares of BrandywineGLOBAL — Global Unconstrained Bond Fund, excluding sales charges, returned 3.70%. The Fund’s unmanaged benchmark, the FTSE 3-Month U.S. Treasury Bill Indexxiii, returned 1.19% for the same period. The Lipper Alternative Global Macro Funds Category Averagexiv returned 5.31% over the same time frame.

Performance Snapshot as of April 30, 2019 (unaudited)
(excluding sales charges)	6 months
BrandywineGLOBAL — Global Unconstrained Bond Fund:
Class A	3.70%
Class C	3.40%
Class C1[1]	3.47%
Class FI	3.70%
Class R	3.53%
Class I	3.88%
Class IS	3.91%
FTSE 3-Month U.S. Treasury Bill Index	1.19%
Lipper Alternative Global Macro Funds Category Average	5.31%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

[1]

Class C1 shares are not available for purchase by new or existing investors (except for certain retirement plan programs authorized by the Fund’s distributor). Class C1 shares continue to be available for dividend reinvestment and incoming exchanges.

BrandywineGLOBAL — Global Unconstrained Bond Fund	V

Investment commentary (cont’d)

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended April 30, 2019 for Class A, Class C, Class C1, Class FI, Class R, Class I and Class IS shares were 3.38%, 2.80%, 3.08%, 3.46%, 3.21%, 3.81% and 3.92%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yields for Class A, Class C, Class C1, Class FI, Class R, Class I and Class IS shares were 3.20%, 2.79%, 3.07%, 3.36%, 3.21%, 3.69% and 3.90%, respectively. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on a Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated March 1, 2019, the gross total annual fund operating expense ratios for Class A, Class C, Class C1, Class FI, Class R, Class I and Class IS shares were 1.25%, 1.83%, 1.56%, 1.18%, 1.38%, 0.91% and 0.73%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 1.20% for Class A shares, 1.95% for Class C shares, 1.70% for Class C1 shares, 1.20% for Class FI shares, 1.45% for Class R shares, 0.85% for Class I shares and 0.75% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

May 31, 2019

RISKS: Fixed-income securities are subject to interest rate, credit, inflation, and reinvestment risks. As interest rates rise, the value of fixed income securities falls. High yield bonds are generally subject to greater price volatility, illiquidity, and possibility of default than investment grade bonds. International investments are subject to special risks, including currency fluctuations and social, economic and political

VI	BrandywineGLOBAL — Global Unconstrained Bond Fund

uncertainties, which could increase volatility. These risks are magnified in emerging markets. Sovereign government and supranational debt involve many of the risks of foreign and emerging markets investments as well as the risk of debt moratorium, repudiation or renegotiation and the Fund may be unable to enforce its rights against the issuers. The Fund may be significantly overweight or underweight in certain companies, industries or market sectors, which may cause the Fund’s performance to be more sensitive to developments affecting those companies, industries or market sectors. While the portfolio managers may invest in long positions and short positions, there is the risk that the investments will not perform as expected and losses on one type of position could more than offset gains on the other, or the Fund could lose money on both positions, if the portfolio managers judge the market incorrectly. Short selling is a speculative strategy. Unlike the possible loss on a security that is purchased, there is no limit on the amount of loss on an appreciating security that is sold short. The portfolio manager does not attempt to keep the portfolio structure or the Fund’s performance consistent with any designated stock, bond or market index and during times of market rallies, the Fund may not perform as well as other funds that seek to outperform an index. Derivatives, such as options and futures, can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Leverage may increase volatility and possibility of loss. Active management does not ensure gains or protect against market declines. As a non-diversified fund, the Fund is permitted to invest a higher percentage of its assets in any one issuer than a diversified fund, which may magnify the Fund’s losses from events affecting a particular issuer. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole. Forecasts and predictions are inherently limited and should not be relied upon as an indication of actual or future performance.

BrandywineGLOBAL — Global Unconstrained Bond Fund	VII

Investment commentary (cont’d)

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The International Monetary Fund (“IMF”) is an organization of 189 countries, working to foster global monetary cooperation, secure financial stability, facilitate international trade, promote high employment and sustainable economic growth, and reduce poverty around the world.

iii

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

[v]

The Federal Open Market Committee (“FOMC”) is a policy-making body of the Federal Reserve System responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

vi	The European Central Bank (“ECB”) is responsible for the monetary system of the European Union and the euro currency.

vii	The Bank of England (“BoE”), formally the Governor and Company of the BoE, is the central bank of the United Kingdom. The BoE’s purpose is to maintain monetary and financial stability.

viii

The Bank of Japan is the central bank of Japan. The bank is responsible for issuing and handling currency and treasury securities, implementing monetary policy, maintaining the stability of the Japanese financial system and the yen currency.

ix	The People’s Bank of China is the central bank of the People’s Republic of China with the power to carry out monetary policy and regulate financial institutions in mainland China.

[x]

The Bloomberg Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

xi

The Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Bloomberg Barclays U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

xii

The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”) tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments.

xiii

The FTSE 3-Month U.S. Treasury Bill Index (formerly known as the Citigroup 3-Month U.S. Treasury Bill Index) is an unmanaged index generally representative of the average yield of 90-day U.S. Treasury bills.

xiv

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended April 30, 2019, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 263 funds in the Fund’s Lipper category, and excluding sales charges, if any.

VIII	BrandywineGLOBAL — Global Unconstrained Bond Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of April 30, 2019 and October 31, 2018 and does not include derivatives, such as future contracts and forward foreign currency contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

BrandywineGLOBAL — Global Unconstrained Bond Fund 2019 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on November 1, 2018 and held for the six months ended April 30, 2019.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	3.70%	$1,000.00	$1,037.00	1.20%	$6.06	Class A	5.00%	$1,000.00	$1,018.84	1.20%	$6.01
Class C	3.40	1,000.00	1,034.00	1.86	9.38	Class C	5.00	1,000.00	1,015.57	1.86	9.30
Class C1	3.47	1,000.00	1,034.70	1.59	8.02	Class C1	5.00	1,000.00	1,016.91	1.59	7.95
Class FI	3.70	1,000.00	1,037.00	1.20	6.06	Class FI	5.00	1,000.00	1,018.84	1.20	6.01
Class R	3.53	1,000.00	1,035.30	1.45	7.32	Class R	5.00	1,000.00	1,017.60	1.45	7.25
Class I	3.88	1,000.00	1,038.80	0.85	4.30	Class I	5.00	1,000.00	1,020.58	0.85	4.26
Class IS	3.91	1,000.00	1,039.10	0.75	3.79	Class IS	5.00	1,000.00	1,021.08	0.75	3.76

2	BrandywineGLOBAL — Global Unconstrained Bond Fund 2019 Semi-Annual Report

[1]	For the six months ended April 30, 2019.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

BrandywineGLOBAL — Global Unconstrained Bond Fund 2019 Semi-Annual Report	3

Schedule of investments (unaudited)

April 30, 2019

BrandywineGLOBAL — Global Unconstrained Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Sovereign Bonds — 51.3%
Australia — 2.3%
Australia Government Bond, Senior Notes	2.750%	10/21/19	35,390,000	AUD	$25,105,105	(a)
Brazil — 4.4%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/21	87,720,000	BRL	23,298,731
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	95,200,000	BRL	25,709,396
Total Brazil					49,008,127
Colombia — 4.6%
Colombian TES, Bonds	6.000%	4/28/28	173,000,000,000	COP	51,517,803
Indonesia — 3.9%
Indonesia Treasury Bond, Senior Notes	9.000%	3/15/29	420,900,000,000	IDR	31,886,527
Indonesia Treasury Bond, Senior Notes	8.750%	2/15/44	159,200,000,000	IDR	11,659,529
Total Indonesia					43,546,056
Malaysia — 6.7%
Malaysia Government Bond, Senior Notes	3.659%	10/15/20	80,300,000	MYR	19,497,741
Malaysia Government Bond, Senior Notes	3.882%	3/10/22	84,270,000	MYR	20,635,541
Malaysia Government Bond, Senior Notes	3.480%	3/15/23	67,210,000	MYR	16,168,618
Malaysia Government Bond, Senior Notes	3.955%	9/15/25	31,835,000	MYR	7,770,835
Malaysia Government Bond, Senior Notes	3.899%	11/16/27	46,360,000	MYR	11,244,372
Total Malaysia					75,317,107
Mexico — 13.2%
Mexican Bonos, Bonds	8.000%	11/7/47	299,700,000	MXN	14,956,758
Mexican Bonos, Senior Notes	8.500%	5/31/29	677,600,000	MXN	36,620,477
Mexican Bonos, Senior Notes	7.750%	11/23/34	226,500,000	MXN	11,314,635
Mexican Bonos, Senior Notes	8.500%	11/18/38	676,000,000	MXN	35,831,539
Mexican Bonos, Senior Notes	7.750%	11/13/42	1,006,000,000	MXN	49,144,369
Total Mexico					147,867,778
Norway — 2.0%
Kommunalbanken AS, Senior Notes (3 mo. USD LIBOR + 0.330%)	2.945%	6/16/20	22,242,000		22,331,279	(b)(c)
Peru — 2.7%
Peru Government Bond, Senior Notes	6.150%	8/12/32	92,800,000	PEN	29,603,130	(a)
Poland — 6.0%
Republic of Poland Government Bond	3.250%	7/25/19	69,020,000	PLN	18,148,569
Republic of Poland Government Bond	1.500%	4/25/20	116,700,000	PLN	30,561,966
Republic of Poland Government Bond	5.250%	10/25/20	32,365,000	PLN	8,921,898
Republic of Poland Government Bond	2.000%	4/25/21	37,980,000	PLN	10,012,182
Total Poland					67,644,615

See Notes to Financial Statements.

4	BrandywineGLOBAL — Global Unconstrained Bond Fund 2019 Semi-Annual Report

BrandywineGLOBAL — Global Unconstrained Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
South Africa — 5.5%
Republic of South Africa Government Bond	6.500%	2/28/41	433,500,000	ZAR	$21,470,447
Republic of South Africa Government Bond	8.750%	2/28/48	638,100,000	ZAR	40,382,519
Total South Africa					61,852,966
Total Sovereign Bonds (Cost — $647,470,129)					573,793,966
Corporate Bonds & Notes — 30.9%
Communication Services — 2.8%
Media — 2.8%
NBCUniversal Enterprise Inc., Senior Notes (3 mo. USD LIBOR + 0.400%)	2.992%	4/1/21	31,020,000		31,125,875	(b)(c)
Consumer Discretionary — 7.0%
Automobiles — 7.0%
BMW US Capital LLC, Senior Notes (3 mo. USD LIBOR + 0.380%)	2.969%	4/6/20	17,025,000		17,053,210	(b)(c)
Ford Motor Credit Co., LLC, Senior Notes (3 mo. USD LIBOR + 0.810%)	3.408%	4/5/21	18,725,000		18,520,326	(c)
Ford Motor Credit Co., LLC, Senior Notes (3 mo. USD LIBOR + 1.000%)	3.592%	1/9/20	10,115,000		10,126,238	(c)
General Motors Financial Co. Inc., Senior Notes (3 mo. USD LIBOR + 0.930%)	3.527%	4/13/20	32,685,000		32,790,136	(c)
Total Consumer Discretionary					78,489,910
Financials — 18.9%
Banks — 6.5%
Citibank NA, Senior Notes (3 mo. USD LIBOR + 0.350%)	3.048%	2/12/21	23,305,000		23,325,665	(c)
Citigroup Inc., Senior Notes (3 mo. USD LIBOR + 0.790%)	3.374%	1/10/20	7,990,000		8,024,292	(c)
National Australia Bank Ltd., Senior Notes (3 mo. USD LIBOR + 0.510%)	3.173%	5/22/20	19,275,000		19,368,653	(b)(c)
Wells Fargo & Co., Senior Notes (3 mo. USD LIBOR + 1.025%)	3.611%	7/26/21	21,540,000		21,818,642	(c)
Total Banks					72,537,252
Capital Markets — 6.7%
Daimler Finance North America LLC, Senior Notes (3 mo. USD LIBOR + 0.450%)	3.113%	2/22/21	26,410,000		26,370,945	(b)(c)
Goldman Sachs Group Inc., Senior Notes (3 mo. USD LIBOR + 0.750%)	3.401%	2/23/23	48,640,000		48,463,482	(c)
Total Capital Markets					74,834,427
Consumer Finance — 1.2%
American Express Co., Senior Notes (3 mo. USD LIBOR + 0.600%)	3.333%	11/5/21	13,000,000		13,064,246	(c)

See Notes to Financial Statements.

BrandywineGLOBAL — Global Unconstrained Bond Fund 2019 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

April 30, 2019

BrandywineGLOBAL — Global Unconstrained Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Insurance — 4.5%
Metropolitan Life Global Funding I, Senior Secured Notes (3 mo. USD LIBOR + 0.220%)	2.845%	9/19/19	17,475,000		$17,485,328	(b)(c)
Metropolitan Life Global Funding I, Senior Secured Notes (3 mo. USD LIBOR + 0.230%)	2.819%	1/8/21	17,930,000		17,919,390	(b)(c)
New York Life Global Funding, Secured Notes (3 mo. USD LIBOR + 0.160%)	2.752%	10/1/20	15,255,000		15,272,714	(b)(c)
Total Insurance					50,677,432
Total Financials					211,113,357
Industrials — 2.2%
Machinery — 2.2%
Caterpillar Financial Services Corp., Senior Notes (3 mo. USD LIBOR + 0.230%)	2.841%	3/15/21	25,220,000		25,253,445	(c)
Total Corporate Bonds & Notes (Cost — $345,676,121)					345,982,587
U.S. Government & Agency Obligations — 15.2%
U.S. Government Obligations — 15.2%
U.S. Treasury Bonds	3.375%	11/15/48	42,605,000		46,326,280
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.033%)	2.432%	4/30/20	30,040,000		30,036,528	(c)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.045%)	2.444%	10/31/20	64,425,000		64,386,207	(c)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.115%)	2.514%	1/31/21	14,790,000		14,792,244	(c)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.139%)	2.538%	4/30/21	14,765,000		14,769,488	(c)
Total U.S. Government & Agency Obligations (Cost — $168,397,497)					170,310,747
Collateralized Mortgage Obligations (d) — 1.1%
Barclays Commercial Mortgage Securities Trust, 2017-DELC E (1 mo. USD LIBOR + 2.500%)	4.973%	8/15/36	7,915,000		7,933,540	(b)(c)
IM Pastor Fondo de Titulizacion de Activos, 2004 A (3 mo. EURIBOR + 0.140%, 0.000% Floor)	0.000%	3/22/44	4,399,959	EUR	4,540,486	(a)(c)
Total Collateralized Mortgage Obligations (Cost — $13,204,686)					12,474,026
Total Investments before Short-Term Investments (Cost — $1,174,748,433)					1,102,561,326

			Shares
Short-Term Investments — 0.4%
JPMorgan U.S. Government Money Market Fund, Institutional Class (Cost — $4,889,668)	2.387%		4,889,668		4,889,668
Total Investments — 98.9% (Cost — $1,179,638,101)					1,107,450,994
Other Assets in Excess of Liabilities — 1.1%					12,155,844
Total Net Assets — 100.0%					$1,119,606,838

See Notes to Financial Statements.

6	BrandywineGLOBAL — Global Unconstrained Bond Fund 2019 Semi-Annual Report

BrandywineGLOBAL — Global Unconstrained Bond Fund

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

Abbreviations used in this schedule:

AUD	— Australian Dollar

BRL	— Brazilian Real

COP	— Colombian Peso

EUR	— Euro

EURIBOR	— Euro Interbank Offered Rate

IDR	— Indonesian Rupiah

LIBOR	— London Interbank Offered Rate

MXN	— Mexican Peso

MYR	— Malaysian Ringgit

PEN	— Peruvian Nuevo Sol

PLN	— Polish Zloty

USD	— United States Dollar

ZAR	— South African Rand

At April 30, 2019, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 10-Year Notes	1,483	6/19	$181,879,198	$183,405,398	$1,526,200

Contracts to Sell:
Euro-Buxl	277	6/19	56,624,735	58,638,347	(2,013,612)
Euro-Oat	586	6/19	103,973,921	106,475,731	(2,501,810)
United Kingdom Long Gilt Bonds	1,632	6/19	270,234,155	270,953,257	(719,102)
					(5,234,524)
Net unrealized depreciation on open futures contracts					$(3,708,324)

See Notes to Financial Statements.

BrandywineGLOBAL — Global Unconstrained Bond Fund 2019 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

April 30, 2019

BrandywineGLOBAL — Global Unconstrained Bond Fund

At April 30, 2019, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
RUB	750,000,000	USD	11,685,082	Citibank N.A.	5/13/19	$(107,289)
USD	57,122,995	SGD	77,240,000	Citibank N.A.	5/13/19	321,777
USD	6,986,495	SEK	64,300,000	Barclays Bank PLC	5/15/19	207,692
CLP	7,527,000,000	USD	11,517,628	HSBC Bank USA, N.A.	5/15/19	(405,615)
CLP	8,358,000,000	USD	12,805,467	HSBC Bank USA, N.A.	5/15/19	(466,659)
SEK	379,400,000	USD	43,155,321	HSBC Bank USA, N.A.	5/15/19	(3,157,218)
USD	3,853,651	CLP	2,570,000,000	HSBC Bank USA, N.A.	5/15/19	59,593
USD	11,689,198	ZAR	161,000,000	HSBC Bank USA, N.A.	5/15/19	454,369
USD	12,803,861	ZAR	173,500,000	HSBC Bank USA, N.A.	5/15/19	696,763
USD	118,610,598	JPY	13,034,000,000	JPMorgan Chase & Co.	5/21/19	1,396,229
JPY	375,000,000	USD	3,378,682	National Australia Bank Ltd.	5/21/19	(6,318)
NOK	164,900,000	USD	19,248,615	HSBC Bank USA, N.A.	5/23/19	(116,998)
AUD	43,700,000	USD	31,370,482	Morgan Stanley & Co. Inc.	5/24/19	(545,615)
EUR	6,800,000	USD	7,655,045	Citibank N.A.	6/12/19	315
EUR	50,170,000	USD	56,749,294	Citibank N.A.	6/12/19	(268,503)
EUR	50,530,000	USD	57,357,513	Citibank N.A.	6/12/19	(471,438)
USD	121,610,343	EUR	107,500,000	JPMorgan Chase & Co.	6/12/19	588,117
SEK	226,100,000	USD	24,276,718	HSBC Bank USA, N.A.	6/14/19	(382,600)
SEK	379,400,000	USD	43,257,172	HSBC Bank USA, N.A.	6/14/19	(3,162,398)
GBP	39,700,000	USD	52,540,886	Citibank N.A.	6/17/19	(638,764)
USD	3,147,218	GBP	2,370,000	UBS AG	6/17/19	48,779
USD	12,177,964	ZAR	178,300,000	Barclays Bank PLC	6/18/19	(214,101)
ZAR	25,000,000	USD	1,746,368	HSBC Bank USA, N.A.	6/18/19	(8,838)
ZAR	22,000,000	USD	1,506,937	Morgan Stanley & Co. Inc.	6/18/19	22,089
NOK	146,300,000	USD	17,200,028	HSBC Bank USA, N.A.	6/24/19	(205,324)
JPY	6,107,000,000	USD	55,487,664	Citibank N.A.	6/26/19	(407,682)
USD	126,203,093	JPY	14,063,000,000	Citibank N.A.	6/26/19	(633,290)
USD	8,567,909	PLN	32,690,000	Citibank N.A.	7/11/19	(5,183)
CLP	5,540,000,000	USD	8,319,692	HSBC Bank USA, N.A.	7/15/19	(143,174)
CLP	6,630,000,000	USD	9,941,520	HSBC Bank USA, N.A.	7/15/19	(156,264)
AUD	32,770,000	USD	23,563,858	Morgan Stanley & Co. Inc.	7/24/19	(415,016)
IDR	151,000,000,000	USD	10,586,462	JPMorgan Chase & Co.	7/25/19	(111,696)
NOK	211,250,000	USD	24,778,169	HSBC Bank USA, N.A.	7/26/19	(209,872)
CLP	12,940,000,000	USD	19,491,181	HSBC Bank USA, N.A.	8/14/19	(393,710)
Total						$(8,837,842)

See Notes to Financial Statements.

8	BrandywineGLOBAL — Global Unconstrained Bond Fund 2019 Semi-Annual Report

BrandywineGLOBAL — Global Unconstrained Bond Fund

Abbreviations used in this table:

AUD	— Australian Dollar

CLP	— Chilean Peso

EUR	— Euro

GBP	— British Pound

IDR	— Indonesian Rupiah

JPY	— Japanese Yen

NOK	— Norwegian Krone

PLN	— Polish Zloty

RUB	— Russian Ruble

SEK	— Swedish Krona

SGD	— Singapore Dollar

USD	— United States Dollar

ZAR	— South African Rand

Summary of Investments by Country*
United States	41.7%
Mexico	13.4
Malaysia	6.8
Poland	6.1
South Africa	5.6
Colombia	4.7
Brazil	4.4
Australia	4.0
Indonesia	3.9
Germany	3.9
Peru	2.7
Norway	2.0
Spain	0.4
Short-Term Investments	0.4
100.0%

*	As a percentage of total investments. Please note that the Fund holdings are as of April 30, 2019 and are subject to change.

See Notes to Financial Statements.

BrandywineGLOBAL — Global Unconstrained Bond Fund 2019 Semi-Annual Report	9

Statement of assets and liabilities (unaudited)

April 30, 2019

Assets:
Investments, at value (Cost — $1,179,638,101)	$1,107,450,994
Foreign currency, at value (Cost — $383)	374
Deposits with brokers for open futures contracts	16,353,512
Interest receivable	15,165,773
Unrealized appreciation on forward foreign currency contracts	3,795,723
Deposits with brokers for OTC derivatives	1,530,000
Receivable for Fund shares sold	1,310,495
Receivable from broker — variation margin on open futures contracts	1,295,574
Deposits with brokers for centrally cleared swap contracts	207
Prepaid expenses	119,791
Total Assets	1,147,022,443

Liabilities:
Unrealized depreciation on forward foreign currency contracts	12,633,565
Payable for Fund shares repurchased	7,381,567
Foreign currency collateral due to broker for open futures contracts, at value (Cost $6,227,057)	6,178,973
Investment management fee payable	536,404
Trustees’ fees payable	17,536
Service and/or distribution fees payable	12,381
Accrued expenses	655,179
Total Liabilities	27,415,605
Total Net Assets	$1,119,606,838

Net Assets:
Par value (Note 7)	$968
Paid-in capital in excess of par value	1,262,276,755
Total distributable earnings (loss)	(142,670,885)
Total Net Assets	$1,119,606,838

See Notes to Financial Statements.

10	BrandywineGLOBAL — Global Unconstrained Bond Fund 2019 Semi-Annual Report

Net Assets:
Class A	$37,200,193
Class C	$4,139,055
Class C1	$1,580,766
Class FI	$75,441
Class R	$49,585
Class I	$634,353,550
Class IS	$442,208,248

Shares Outstanding:
Class A	3,232,978
Class C	362,736
Class C1	138,240
Class FI	6,513
Class R	4,318
Class I	54,891,476
Class IS	38,171,910

Net Asset Value:
Class A (and redemption price)	$11.51
Class C*	$11.41
Class C1 (and redemption price)	$11.43
Class FI (and redemption price)	$11.58
Class R (and redemption price)	$11.48
Class I (and redemption price)	$11.56
Class IS (and redemption price)	$11.58
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 2.25%)	$11.77

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

BrandywineGLOBAL — Global Unconstrained Bond Fund 2019 Semi-Annual Report	11

Statement of operations (unaudited)

For the Six Months Ended April 30, 2019

Investment Income:
Interest	$28,879,044
Less: Foreign taxes withheld	(215,502)
Total Investment Income	28,663,542

Expenses:
Investment management fee (Note 2)	3,963,904
Transfer agent fees (Note 5)	849,276
Custody fees	259,477
Trustees’ fees	105,130
Registration fees	101,407
Service and/or distribution fees (Notes 2 and 5)	92,167
Legal fees	66,998
Fund accounting fees	41,346
Audit and tax fees	25,510
Commitment fees (Note 8)	24,600
Shareholder reports	20,317
Insurance	9,050
Interest expense	1,556
Fees recaptured by investment manager (Note 2)	10
Miscellaneous expenses	41,903
Total Expenses	5,602,651
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(507,291)
Net Expenses	5,095,360
Net Investment Income	23,568,182

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Loss From:
Investment transactions	(37,323,687)	*
Futures contracts	(9,288,292)
Forward foreign currency contracts	(2,946,224)
Foreign currency transactions	(58,624)
Net Realized Loss	(49,616,827)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	77,629,677	†
Futures contracts	1,079,650
Forward foreign currency contracts	(4,511,052)
Foreign currencies	329,019
Change in Net Unrealized Appreciation (Depreciation)	74,527,294
Net Gain on Investments, Futures Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	24,910,467
Increase in Net Assets From Operations	$48,478,649

*	Net of foreign capital gains tax of $45,943.

†	Net of change in accrued foreign capital gains tax of $(11,522).

See Notes to Financial Statements.

12	BrandywineGLOBAL — Global Unconstrained Bond Fund 2019 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended April 30, 2019 (unaudited) and the Year Ended October 31, 2018	2019	2018

Operations:
Net investment income	$23,568,182	$49,520,023
Net realized loss	(49,616,827)	(19,449,448)
Change in net unrealized appreciation (depreciation)	74,527,294	(88,432,779)
Increase (Decrease) in Net Assets From Operations	48,478,649	(58,362,204)

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings(a)	(6,000,060)	(76,320,678)
Decrease in Net Assets From Distributions to Shareholders	(6,000,060)	(76,320,678)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	179,581,076	603,987,756
Reinvestment of distributions	5,176,860	65,063,367
Cost of shares repurchased	(471,129,636)	(784,599,850)
Decrease in Net Assets From Fund Share Transactions	(286,371,700)	(115,548,727)
Decrease in Net Assets	(243,893,111)	(250,231,609)

Net Assets:
Beginning of period	1,363,499,949	1,613,731,558
End of period(b)	$1,119,606,838	$1,363,499,949

(a)

Distributions from net investment income and from realized gains are no longer required to be separately disclosed (Note 9). For the year ended October 31, 2018, distributions from net investment income and net realized gains were $52,903,212 and $23,417,466, respectively.

(b)

Parenthetical disclosure of undistributed net investment income is no longer required (Note 9). For the year ended October 31, 2018, end of year net assets included undistributed net investment income of $2,679,800.

See Notes to Financial Statements.

BrandywineGLOBAL — Global Unconstrained Bond Fund 2019 Semi-Annual Report	13

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class A Shares[1]	2019[2]	2018	2017	2016	2015	2014

Net asset value, beginning of period	$11.14	$12.28	$11.77	$11.75	$13.09	$12.46

Income (loss) from operations:
Net investment income	0.20	0.35	0.29	0.26	0.23	0.29
Net realized and unrealized gain (loss)	0.13	(0.92)	0.35	0.12	(0.87)	0.58
Total income (loss) from operations	0.33	(0.57)	0.64	0.38	(0.64)	0.87

Less distributions from:
Net investment income	0.04	(0.39)	(0.13)	(0.20)	(0.36)	(0.24)
Net realized gains	—	(0.18)	—	(0.16)	(0.34)	—
Total distributions	0.04	(0.57)	(0.13)	(0.36)	(0.70)	(0.24)

Net asset value, end of period	$11.51	$11.14	$12.28	$11.77	$11.75	$13.09
Total return[3]	3.70%	(4.84)%	5.45%	3.37%	(5.05)%	7.07%

Net assets, end of period (000s)	$37,200	$67,791	$126,963	$363,993	$478,872	$302,754

Ratios to average net assets:
Gross expenses	1.40%[4]	1.29%[5]	1.35%[5]	1.31%[5]	1.30%[5]	1.27%[5]
Net expenses[6,7]	1.20 [4]	1.20 [5]	1.20 [5]	1.20 [5]	1.20 [5]	1.20 [5]
Net investment income	3.47 [4]	2.91	2.44	2.23	1.87	2.30

Portfolio turnover rate	17%	46%	62%	30%	43%	64%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2019 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expenses on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.20%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

14	BrandywineGLOBAL — Global Unconstrained Bond Fund 2019 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class C Shares[1]	2019[2]	2018	2017	2016	2015	2014

Net asset value, beginning of period	$11.07	$12.19	$11.72	$11.75	$13.08	$12.46

Income (loss) from operations:
Net investment income	0.16	0.28	0.22	0.18	0.15	0.21
Net realized and unrealized gain (loss)	0.15	(0.91)	0.33	0.13	(0.85)	0.57
Total income (loss) from operations	0.31	(0.63)	0.55	0.31	(0.70)	0.78

Less distributions from:
Net investment income	0.03	(0.31)	(0.08)	(0.18)	(0.29)	(0.16)
Net realized gains	—	(0.18)	—	(0.16)	(0.34)	—
Total distributions	0.03	(0.49)	(0.08)	(0.34)	(0.63)	(0.16)

Net asset value, end of period	$11.41	$11.07	$12.19	$11.72	$11.75	$13.08
Total return[3]	3.40%	(5.46)%	4.69%	2.74%	(5.56)%	6.30%

Net assets, end of period (000s)	$4,139	$5,429	$8,313	$10,307	$15,654	$12,326

Ratios to average net assets:
Gross expenses	1.87%[4]	1.83%	1.82%	1.83%	1.81%[5]	1.91%[5]
Net expenses[6]	1.86 [4,7]	1.83	1.82 [7]	1.83	1.81 [5]	1.91 [5,7]
Net investment income	2.81 [4]	2.31	1.87	1.59	1.26	1.63

Portfolio turnover rate	17%	46%	62%	30%	43%	64%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2019 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.95%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

BrandywineGLOBAL — Global Unconstrained Bond Fund 2019 Semi-Annual Report	15

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class C1 Shares[1]	2019[2]	2018	2017	2016	2015	2014

Net asset value, beginning of period	$11.08	$12.22	$11.73	$11.76	$13.08	$12.46

Income (loss) from operations:
Net investment income	0.17	0.31	0.25	0.20	0.17	0.23
Net realized and unrealized gain (loss)	0.15	(0.92)	0.34	0.11	(0.85)	0.57
Total income (loss) from operations	0.32	(0.61)	0.59	0.31	(0.68)	0.80

Less distributions from:
Net investment income	0.03	(0.35)	(0.10)	(0.18)	(0.30)	(0.18)
Net realized gains	—	(0.18)	—	(0.16)	(0.34)	—
Total distributions	0.03	(0.53)	(0.10)	(0.34)	(0.64)	(0.18)

Net asset value, end of period	$11.43	$11.08	$12.22	$11.73	$11.76	$13.08
Total return[3]	3.47%	(5.18)%	5.04%	2.80%	(5.42)%	6.48%

Net assets, end of period (000s)	$1,581	$1,643	$2,016	$2,552	$3,592	$4,275

Ratios to average net assets:
Gross expenses	1.60%[4]	1.56%	1.60%[5]	1.70%[5]	1.70%[5]	1.73%[5]
Net expenses[6]	1.59 [4,7]	1.56	1.58 [5,7]	1.70 [5]	1.70 [5]	1.70 [5,7]
Net investment income	3.08 [4]	2.59	2.10	1.73	1.37	1.84

Portfolio turnover rate	17%	46%	62%	30%	43%	64%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2019 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C1 shares did not exceed 1.70%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

16	BrandywineGLOBAL — Global Unconstrained Bond Fund 2019 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class FI Shares[1]	2019[2]	2018	2017	2016	2015	2014

Net asset value, beginning of period	$11.20	$12.33	$11.77	$11.74	$13.07	$12.46

Income (loss) from operations:
Net investment income	0.20	0.36	0.30	0.27	0.24	0.29
Net realized and unrealized gain (loss)	0.15	(0.94)	0.31	0.12	(0.85)	0.57
Total income (loss) from operations	0.35	(0.58)	0.61	0.39	(0.61)	0.86

Less distributions from:
Net investment income	0.03	(0.37)	(0.05)	(0.20)	(0.38)	(0.25)
Net realized gains	—	(0.18)	—	(0.16)	(0.34)	—
Total distributions	0.03	(0.55)	(0.05)	(0.36)	(0.72)	(0.25)

Net asset value, end of period	$11.58	$11.20	$12.33	$11.77	$11.74	$13.07
Total return[3]	3.70%	(4.86)%	5.18%	3.46%	(4.89)%	7.01%

Net assets, end of period (000s)	$75	$128	$545	$3,294	$3,516	$381

Ratios to average net assets:
Gross expenses	1.47%[4]	1.18%	1.15%	1.14%	1.13%[5]	1.30%
Net expenses[6]	1.20 [4,7]	1.18	1.15	1.14	1.13 [5]	1.19 [7]
Net investment income	3.46 [4]	2.94	2.60	2.32	1.94	2.33

Portfolio turnover rate	17%	46%	62%	30%	43%	64%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2019 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 1.20%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

BrandywineGLOBAL — Global Unconstrained Bond Fund 2019 Semi-Annual Report	17

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class R Shares[1]	2019[2]	2018	2017	2016	2015	2014

Net asset value, beginning of period	$11.12	$12.27	$11.79	$11.80	$13.13	$12.46

Income (loss) from operations:
Net investment income	0.18	0.33	0.27	0.22	0.20	0.27
Net realized and unrealized gain (loss)	0.15	(0.92)	0.33	0.12	(0.86)	0.57
Total income (loss) from operations	0.33	(0.59)	0.60	0.34	(0.66)	0.84

Less distributions from:
Net investment income	0.03	(0.38)	(0.12)	(0.19)	(0.33)	(0.17)
Net realized gains	—	(0.18)	—	(0.16)	(0.34)	—
Total distributions	0.03	(0.56)	(0.12)	(0.35)	(0.67)	(0.17)

Net asset value, end of period	$11.48	$11.12	$12.27	$11.79	$11.80	$13.13
Total return[3]	3.53%	(4.97)%	5.04%	3.03%	(5.25)%	6.78%

Net assets, end of period (000s)	$50	$48	$12	$12	$11	$12

Ratios to average net assets:
Gross expenses	1.46%[4,5]	1.45%[5]	2.22%	1.58%[5]	1.56%[5]	1.66%[5]
Net expenses[6]	1.45 [4,5,7]	1.45 [5]	1.45 [7]	1.45 [5,7]	1.45 [5,7]	1.45 [5,7]
Net investment income	3.22 [4]	2.76	2.24	1.94	1.59	2.11

Portfolio turnover rate	17%	46%	62%	30%	43%	64%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2019 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.45%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

18	BrandywineGLOBAL — Global Unconstrained Bond Fund 2019 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class I Shares[1]	2019[2]	2018	2017	2016	2015	2014

Net asset value, beginning of period	$11.18	$12.32	$11.82	$11.77	$13.10	$12.47

Income (loss) from operations:
Net investment income	0.22	0.40	0.35	0.30	0.27	0.34
Net realized and unrealized gain (loss)	0.11	(0.92)	0.32	0.12	(0.86)	0.57
Total income (loss) from operations	0.33	(0.52)	0.67	0.42	(0.59)	0.91

Less distributions from:
Net investment income	0.05	(0.44)	(0.17)	(0.21)	(0.40)	(0.28)
Net realized gains	—	(0.18)	—	(0.16)	(0.34)	—
Total distributions	0.05	(0.62)	(0.17)	(0.37)	(0.74)	(0.28)

Net asset value, end of period	$11.56	$11.18	$12.32	$11.82	$11.77	$13.10
Total return[3]	3.88%	(4.45)%	5.70%	3.73%	(4.66)%	7.38%

Net assets, end of period (millions)	$634	$729	$799	$575	$633	$512

Ratios to average net assets:
Gross expenses	0.98%[4]	0.93%[5]	0.89%[5]	0.86%[5]	0.86%[5]	0.88%[5]
Net expenses[6,7]	0.85 [4]	0.85 [5]	0.85 [5]	0.85 [5]	0.85 [5]	0.85 [5]
Net investment income	3.81 [4]	3.31	2.86	2.59	2.22	2.67

Portfolio turnover rate	17%	46%	62%	30%	43%	64%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2019 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.85%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

See Notes to Financial Statements.

BrandywineGLOBAL — Global Unconstrained Bond Fund 2019 Semi-Annual Report	19

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class IS Shares[1]	2019[2]	2018	2017	2016	2015	2014

Net asset value, beginning of period	$11.20	$12.35	$11.84	$11.78	$13.11	$12.47

Income (loss) from operations:
Net investment income	0.22	0.41	0.36	0.31	0.29	0.35
Net realized and unrealized gain (loss)	0.10	(0.93)	0.34	0.12	(0.86)	0.58
Total income (loss) from operations	0.32	(0.52)	0.70	0.43	(0.57)	0.93

Less distributions from:
Net investment income	0.06	(0.45)	(0.19)	(0.21)	(0.42)	(0.29)
Net realized gains	—	(0.18)	—	(0.16)	(0.34)	—
Total distributions	0.06	(0.63)	(0.19)	(0.37)	(0.76)	(0.29)

Net asset value, end of period	$11.58	$11.20	$12.35	$11.84	$11.78	$13.11
Total return[3]	3.91%	(4.41)%	5.87%	3.85%	(4.53)%	7.57%

Net assets, end of period (millions)	$442	$559	$677	$507	$576	$596

Ratios to average net assets:
Gross expenses	0.76%[4]	0.73%	0.73%	0.72%	0.72%[5]	0.74%[5]
Net expenses[6]	0.75 [4,7]	0.73	0.73	0.72	0.72 [5]	0.73 [5,7]
Net investment income	3.92 [4]	3.42	2.99	2.71	2.35	2.78

Portfolio turnover rate	17%	46%	62%	30%	43%	64%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2019 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.75%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

20	BrandywineGLOBAL — Global Unconstrained Bond Fund 2019 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL — Global Unconstrained Bond Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments

BrandywineGLOBAL — Global Unconstrained Bond Fund 2019 Semi-Annual Report	21

Notes to financial statements (unaudited) (cont’d)

owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

22	BrandywineGLOBAL — Global Unconstrained Bond Fund 2019 Semi-Annual Report

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Sovereign bonds	—	$573,793,966	—	$573,793,966
Corporate bonds & notes	—	345,982,587	—	345,982,587
U.S. government & agency obligations	—	170,310,747	—	170,310,747
Collateralized mortgage obligations	—	12,474,026	—	12,474,026
Total long-term investments	—	1,102,561,326	—	1,102,561,326
Short-term investments†	$4,889,668	—	—	4,889,668
Total investments	$4,889,668	$1,102,561,326	—	$1,107,450,994
Other financial instruments:
Futures contracts	$1,526,200	—	—	$1,526,200
Forward foreign currency contracts	—	$3,795,723	—	3,795,723
Total other financial instruments	$1,526,200	$3,795,723	—	$5,321,923
Total	$6,415,868	$1,106,357,049	—	$1,112,772,917

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other financial instruments:
Futures contracts	$5,234,524	—	—	$5,234,524
Forward foreign currency contracts	—	$12,633,565	—	12,633,565
Total	$5,234,524	$12,633,565	—	$17,868,089

†	See Schedule of Investments for additional detailed categorizations.

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

BrandywineGLOBAL — Global Unconstrained Bond Fund 2019 Semi-Annual Report	23

Notes to financial statements (unaudited) (cont’d)

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge exposure of bond positions or in an attempt to increase the Fund’s return. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of,

24	BrandywineGLOBAL — Global Unconstrained Bond Fund 2019 Semi-Annual Report

among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e) Credit and market risk. Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(f) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(g) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

BrandywineGLOBAL — Global Unconstrained Bond Fund 2019 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of April 30, 2019, the Fund held forward foreign currency contracts with credit related contingent features which had a liability position of $12,633,565. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties.

As of April 30, 2019, the Fund has posted with its counterparties cash and/or securities as collateral to cover the net liability of these derivatives amounting to $1,530,000 which could be used to reduce the required payment.

(h) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount,

26	BrandywineGLOBAL — Global Unconstrained Bond Fund 2019 Semi-Annual Report

is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(i) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid on a quarterly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(j) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(k) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(l) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of October 31, 2018, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. Realized gain upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries.

(m) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

BrandywineGLOBAL — Global Unconstrained Bond Fund 2019 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Brandywine Global Investment Management, LLC (“Brandywine Global”) is the Fund’s subadviser. LMPFA and Brandywine Global are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.650%
Next $1 billion	0.625
Next $3 billion	0.600
Next $5 billion	0.575
Over $10 billion	0.550

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. LMPFA pays Brandywine Global monthly 70% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class C1, Class FI, Class R, Class I and Class IS shares did not exceed 1.20%, 1.95%, 1.70%, 1.20%, 1.45%, 0.85% and 0.75%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

During the six months ended April 30, 2019, fees waived and/or expenses reimbursed amounted to $507,291.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

28	BrandywineGLOBAL — Global Unconstrained Bond Fund 2019 Semi-Annual Report

Pursuant to these arrangements, at April 30, 2019, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class A	Class C	Class C1	Class FI	Class R	Class I	Class IS
Expires October 31, 2019	$468,472	—	—	—	—	—	—
Expires October 31, 2020	321,846	—	—	—	$78	$199,776	—
Expires October 31, 2021	94,483	—	—	—	—	568,795	—
Expires October 31, 2022	48,573	$245	$81	$121	3	428,888	$29,380
Total fee waivers/expense reimbursements subject to recapture	$933,374	$245	$81	$121	$81	$1,197,459	$29,380

For the six months ended April 30, 2019, fee waivers and/or expense reimbursements recaptured by LMPFA, if any, were as follows:

Class R
LMPFA recaptured	$10

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 2.25% for Class A shares. In certain cases, Class A shares have a 0.50% contingent deferred sales charge (“CDSC”), which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge. Class C1 shares are not available for purchase by new or existing investors. Class C1 shares will continue to be available for dividend reinvestment and incoming exchanges. There is a CDSC of 1.00% on Class C shares which applies if redemption occurs within 12 months from purchase payment.

For the six months ended April 30, 2019, sales charges retained by and CDSCs paid to LMIS and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$1,150	—
CDSCs	—	$176

Under a Deferred Compensation Plan (the “Plan”), Trustees may have elected to defer receipt of all or a specified portion of their compensation. A participating Trustee selected one or more funds managed by affiliates of Legg Mason in which his or her deferred trustee’s fees were deemed to be invested. Deferred amounts remain in the Fund until distributed in accordance with the Plan. In May 2015, the Board of Trustees approved an amendment to the Plan so that effective January 1, 2016, no compensation earned after that date may be deferred under the Plan.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

BrandywineGLOBAL — Global Unconstrained Bond Fund 2019 Semi-Annual Report	29

Notes to financial statements (unaudited) (cont’d)

3. Investments

During the six months ended April 30, 2019, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$57,041,805	$144,478,469
Sales	223,523,456	236,664,791

At April 30, 2019, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Securities	$1,179,638,101	$9,000,733	$(81,187,840)	$(72,187,107)
Futures contracts	—	1,526,200	(5,234,524)	(3,708,324)
Forward foreign currency contracts	—	3,795,723	(12,633,565)	(8,837,842)

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at April 30, 2019.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Total
Futures contracts[2]	$1,526,200	—	$1,526,200
Forward foreign currency contracts	—	$3,795,723	3,795,723
Total	$1,526,200	$3,795,723	$5,321,923

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Total
Futures contracts[2]	$5,234,524	—	$5,234,524
Forward foreign currency contracts	—	$12,633,565	12,633,565
Total	$5,234,524	$12,633,565	$17,868,089

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended April 30, 2019. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information

30	BrandywineGLOBAL — Global Unconstrained Bond Fund 2019 Semi-Annual Report

about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Total
Futures contracts	$(9,288,292)	—	$(9,288,292)
Forward foreign currency contracts	—	$(2,946,224)	(2,946,224)
Total	$(9,288,292)	$(2,946,224)	$(12,234,516)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Total
Futures contracts	$1,079,650	—	$1,079,650
Forward foreign currency contracts	—	$(4,511,052)	(4,511,052)
Total	$1,079,650	$(4,511,052)	$(3,431,402)

During the six months ended April 30, 2019, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)	$205,562,975
Futures contracts (to sell)	693,326,134
Forward foreign currency contracts (to buy)	491,435,952
Forward foreign currency contracts (to sell)	409,064,127

The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of April 30, 2019.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)[2,3]	Net Amount[4,5]
Barclays Bank PLC	$207,692	$(214,101)	$(6,409)	—	$(6,409)
Citibank N.A.	322,092	(2,532,149)	(2,210,057)	—	(2,210,057)
HSBC Bank USA, N.A.	1,210,725	(8,808,670)	(7,597,945)	$1,460,000	(6,137,945)
JPMorgan Chase & Co.	1,984,346	(111,696)	1,872,650	70,000	1,942,650
Morgan Stanley & Co. Inc.	22,089	(960,631)	(938,542)	—	(938,542)
National Australia Bank Ltd.	—	(6,318)	(6,318)	—	(6,318)
UBS AG	48,779	—	48,779	—	48,779
Total	$3,795,723	$(12,633,565)	$(8,837,842)	$1,530,000	$(7,307,842)

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Gross amounts are not offset in the Statement of Assets and Liabilities.

[3]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollaterization.

[4]	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.

[5]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

BrandywineGLOBAL — Global Unconstrained Bond Fund 2019 Semi-Annual Report	31

Notes to financial statements (unaudited) (cont’d)

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C, Class C1, Class FI and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.75%, 0.25% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended April 30, 2019, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$61,034	$95,909
Class C	24,717	2,846
Class C1	6,183	733
Class FI	111	207
Class R	122	39
Class I	—	743,977
Class IS	—	5,565
Total	$92,167	$849,276

For the six months ended April 30, 2019, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$48,573
Class C	245
Class C1	81
Class FI	121
Class R	3
Class I	428,888
Class IS	29,380
Total	$507,291

6. Distributions to shareholders by class

	Six Months Ended April 30, 2019	Year Ended October 31, 2018
Net Investment Income:
Class A	$208,161	$3,365,288
Class C	12,250	190,256
Class C1	4,899	53,704
Class FI	248	13,478
Class R	135	1,608
Class I	3,198,759	26,235,751
Class IS	2,575,608	23,043,127
Total	$6,000,060	$52,903,212

32	BrandywineGLOBAL — Global Unconstrained Bond Fund 2019 Semi-Annual Report

	Six Months Ended April 30, 2019	Year Ended October 31, 2018
Net Realized Gains:
Class A	—	$1,807,965
Class C	—	121,086
Class C1	—	28,684
Class FI	—	7,565
Class R	—	747
Class I	—	11,435,865
Class IS	—	10,015,554
Total	—	$23,417,466

7. Shares of beneficial interest

At April 30, 2019, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended April 30, 2019		Year Ended October 31, 2018
	Shares	Amount	Shares	Amount
Class A
Shares sold	132,534	$1,512,186	2,652,009	$32,939,606
Shares issued on reinvestment	18,389	206,146	428,979	5,114,663
Shares repurchased	(3,005,110)	(34,109,230)	(7,337,011)	(88,320,519)
Net decrease	(2,854,187)	$(32,390,898)	(4,256,023)	$(50,266,250)

Class C
Shares sold	20,607	$230,983	44,359	$535,269
Shares issued on reinvestment	994	11,073	23,763	280,919
Shares repurchased	(149,488)	(1,696,022)	(259,379)	(3,032,750)
Net decrease	(127,887)	$(1,453,966)	(191,257)	$(2,216,562)

Class C1
Shares sold	151	$1,715	967	$11,569
Shares issued on reinvestment	425	4,738	6,749	79,818
Shares repurchased	(10,615)	(122,220)	(24,452)	(292,321)
Net decrease	(10,039)	$(115,767)	(16,736)	$(200,934)

Class FI
Shares sold	—	—	1,918	$22,145
Shares issued on reinvestment	22	$248	1,759	21,044
Shares repurchased	(4,975)	(56,239)	(36,405)	(426,174)
Net decrease	(4,953)	$(55,991)	(32,728)	$(382,985)

BrandywineGLOBAL — Global Unconstrained Bond Fund 2019 Semi-Annual Report	33

Notes to financial statements (unaudited) (cont’d)

	Six Months Ended April 30, 2019		Year Ended October 31, 2018
	Shares	Amount	Shares	Amount
Class R
Shares sold	9	$109	3,103	$37,882
Shares issued on reinvestment	12	135	199	2,355
Shares repurchased	(1)	(10)	—	—
Net increase	20	$234	3,302	$40,237

Class I
Shares sold	10,507,427	$120,330,238	36,697,363	$439,744,794
Shares issued on reinvestment	213,028	2,394,440	2,272,863	27,051,851
Shares repurchased	(21,082,081)	(239,951,157)	(38,582,225)	(467,827,457)
Net increase (decrease)	(10,361,626)	$(117,226,479)	388,001	$(1,030,812)

Class IS
Shares sold	4,993,224	$57,505,845	10,754,737	$130,696,491
Shares issued on reinvestment	227,361	2,560,080	2,721,688	32,512,718
Shares repurchased	(16,959,503)	(195,194,758)	(18,361,425)	(224,700,630)
Net decrease	(11,738,918)	$(135,128,833)	(4,885,000)	$(61,491,421)

8. Redemption facility

The Fund and certain other participating funds within the Trust (the “Participating Funds”), have available an unsecured revolving credit facility (the “Redemption Facility”) from the lenders and The Bank of New York Mellon (“BNY Mellon”), as administrative agent for the lenders. The Redemption Facility is to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of shares. Under the agreement, BNY Mellon provides a 364-day revolving credit facility, in the aggregate amount of $190 million. Unless renewed, the agreement will terminate on November 18, 2019. Any borrowings under the Redemption Facility will bear interest at current market rates as set forth in the credit agreement. The annual commitment fee to maintain the Redemption Facility is 0.10% and is incurred on the unused portion of the facility and is allocated to all Participating Funds pro rata based on net assets. For the six months ended April 30, 2019, the Fund incurred a commitment fee in the amount of $24,600. The Fund did not utilize the Redemption Facility during the six months ended April 30, 2019.

9. Recent accounting pronouncements

In August 2018, the Securities and Exchange Commission released its Final Rule on Disclosure Update and Simplification (the “Final Rule”) which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. Effective with the current reporting period, the Fund adopted the Final Rule with the most notable impacts being that the Fund is no longer required to present the components of distributable earnings on the Statement of Assets and Liabilities or the sources of distributions to shareholders and the amount of undistributed net investment income on the Statements of Changes in Net Assets. The tax components of distributable earnings and distributions to shareholders continue to be disclosed within the Notes to Financial Statements.

34	BrandywineGLOBAL — Global Unconstrained Bond Fund 2019 Semi-Annual Report

The Fund has adopted the disclosure provisions of the Financial Accounting Standards Board Accounting Standards Update No. 2018-13, Fair Value Measurement (Topic 820) —Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13. The impact of the Fund’s adoption was limited to changes in the Fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy.

BrandywineGLOBAL — Global Unconstrained Bond Fund 2019 Semi-Annual Report	35

Board approval of management and subadvisory agreements (unaudited)

At its November 2018 meeting, the Fund’s Board of Trustees (the “Board”) approved the continuation of the management agreement (the “Management Agreement”) with Legg Mason Partners Fund Advisor, LLC (the “Manager”) and the subadvisory agreement (the “Subadvisory Agreement”) between the Manager and Brandywine Global Investment Management, LLC (the “Subadviser”). (The Management Agreement and Subadvisory Agreement are jointly referred to as the “Agreements.”) The trustees who are not “interested persons” of the Fund (as defined in the Investment Company Act of 1940, as amended) (the “Independent Trustees”), met on October 10, 2018, with the assistance of their independent legal counsel, to review and evaluate the materials provided by the Manager to assist the Board, and in particular the Independent Trustees, in considering continuation of the Agreements. At such October meeting the Independent Trustees received a presentation from senior Fund management and reviewed the information provided, as well as a memorandum from their independent legal counsel. The Independent Trustees further discussed continuation of the Agreements in an executive session with independent legal counsel on November 1, 2018. The Board, including the Independent Trustees, at its November 2018 meeting, reviewed and evaluated the materials, including supplemental materials, provided to assist the Board in considering continuation of the Agreements.

In voting to approve continuation of the Agreements, the Board, including the Independent Trustees, considered whether continuation of the Agreements would be in the best interests of the Fund. No single factor or item of information reviewed by the Board was identified as the principal factor in determining whether to approve the Agreements. Based upon its evaluation of all material factors, including those described below, the Board concluded that the terms of each of the Agreements are reasonable and fair and that it was in the best interests of the Fund to approve continuation of the Agreements.

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadviser, under the Management Agreement and Subadvisory Agreement, respectively. The Board also considered the Manager’s supervisory activities over the Subadviser. In addition, the Board received and considered other information regarding the administrative and other services rendered to the Fund and its shareholders by the Manager and its affiliates. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Subadviser and the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadviser took into account the Board’s knowledge and familiarity gained as Board members of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Subadviser, and the quality of the Manager’s administrative and other services.

36	BrandywineGLOBAL — Global Unconstrained Bond Fund

The Board reviewed the qualifications, backgrounds and responsibilities of the senior personnel serving the Fund and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered the financial strength of the Manager’s parent organization, Legg Mason, Inc.

The Board considered the division of responsibilities between the Manager and the Subadviser and the oversight provided by the Manager. The Board also considered the Subadviser’s brokerage policies and practices, the standards applied in seeking best execution, the policies and practices regarding soft dollar usage and the existence of quality controls applicable to brokerage allocation procedures.

The Board received and reviewed performance information for the Fund and for a group of funds (the “Performance Universe”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. The Board was provided a description of the methodology Broadridge used to determine the similarity of the Fund with the funds included in the Performance Universe. The Broadridge data also included a comparison of the Fund’s performance to the Fund’s designated benchmark. The Board noted that although useful, the data provided by Broadridge may vary depending on the end dates selected and the selection of a peer group. In addition, the Board noted that it also had received and discussed at periodic intervals information comparing the Fund’s performance to that of its Performance Universe and benchmark, as well as other performance measures, such as Morningstar rankings, and had met with the Fund’s portfolio managers at in-person meetings during the year.

The Board noted that the Fund’s performance for the three- and five-year periods ended June 30, 2018 placed the Class I Shares in the fourth quintile (the first quintile being the best performers and the fifth quintile being the worst performers) and the Fund’s performance for the one-year period ended June 30, 2018 placed the Class I Shares in the fifth quintile. The Board noted that its evaluation of the factors of the nature, extent and quality of services and investment performance led it to conclude that, with respect to these factors, it was in the best interests of the Fund to approve continuation of the Agreements.

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) payable by the Fund to the Manager in light of the nature, extent and quality of the management and advisory services provided by the Manager and the Subadviser, respectively. The Board reviewed the subadvisory fee, noting that the Manager, and not the Fund, pays the fee to the Subadviser. In addition, the Board reviewed and considered the actual management fee rate (after taking into account fees waived by the Manager which partially reduced the management fee owed to the Manager under the Management Agreement) (the “Actual Management Fee”). The Board also considered that the contractual expense cap had been extended to December 31, 2020.

The Board also reviewed information regarding the fees the Manager and the Subadviser charged any of their U.S. clients that were included in the same performance composite as

BrandywineGLOBAL — Global Unconstrained Bond Fund	37

Board approval of management and subadvisory agreements (unaudited) (cont’d)

the Fund including, where applicable, separate accounts and subadvisory relationships with unaffiliated registered investment companies. The Manager reviewed with the Board the significant differences in the scope of services provided to the Fund and to such other clients, and that the Manager coordinates and oversees the provision of services to the Fund by other fund service providers, including the Subadviser. The Board considered the fee comparisons in light of the scope of services required to manage these different types of accounts.

Additionally, the Board received and considered information comparing the Fund’s Contractual Management Fee, Actual Management Fee and the Fund’s overall expense ratio with those of a group of funds selected by Broadridge as comparable to the Fund and with a broader universe of funds also selected by Broadridge. With respect to the Fund, the Board noted that for the Class I Shares the Contractual and Actual Management Fees were lower than the median of the Broadridge expense group (first quintile) and that actual expense ratios were lower than the Broadridge expense group median (second quintile) and lower than the expense universe median (second quintile) (the first quintile being the lowest fees and the fifth quintile being the highest fees). The Board also reviewed the expense ratios for Class A and Class IS Shares of the Fund.

The Board was provided an overview of the process followed in conducting the profitability study and received a report on the profitability of Legg Mason in providing services to the Fund, based on financial information and business data for the 12 months ended March 31, 2018 and 2017 (which corresponds to Legg Mason’s fiscal year end), with a restatement provided for 2018 profitability margins. The Board also received certain information showing historical profitability for fiscal years 2014 through 2018. Although not restated, the Board was advised by the Manager that the adjustments to the historical numbers would be in-line with the 2018 restatement, with the profitability margins well within industry norms. The Board noted that in 2016 Legg Mason had engaged an independent consultant to assess the methodologies used by Legg Mason for its profitability study and the Board received a report from the independent consultant. The Board also noted that Legg Mason detailed the changes to its methodology from those used in 2016. The Board considered the profitability study along with the other materials previously provided to the Board and concluded that the profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.

The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Fund as the Fund’s assets have grown and whether the Fund has appropriately benefited from any economies of scale. Among other information, the Board reviewed management fee reductions due to waivers during the Manager’s 2014 through 2018 fiscal years and the existence of breakpoints. Given the asset size of the Fund and the complex, the fee waivers and the currently existing breakpoints, the Board concluded that any economies of scale currently being realized were appropriately being reflected in the Actual Management Fee paid by the Fund.

38	BrandywineGLOBAL — Global Unconstrained Bond Fund

The Board considered other benefits received by the Manager and its affiliates as a result of the Manager’s relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders, enhanced industry recognition and the potential for reduced vendor pricing. The Board also considered the information provided by the Manager regarding amounts received by the Fund’s distributor and intermediary arrangements.

In light of the structure of the fees, the costs of providing investment management and other services to the Fund, the Manager’s ongoing commitment to the Fund and the ancillary benefits received, the Board concluded that the Contractual and Actual Management Fees were reasonable.

After evaluation of all material factors, the Board concluded that the continuation of each Agreement is in the best interests of the Fund.

BrandywineGLOBAL — Global Unconstrained Bond Fund	39

BrandywineGLOBAL —

Global Unconstrained Bond Fund

Trustees

Ruby P. Hearn

Arnold L. Lehman

Chairman

Robin J.W. Masters

Jill E. McGovern

Arthur S. Mehlman

G. Peter O’Brien

S. Ford Rowan

Robert M. Tarola

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Brandywine Global Investment

Management, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

The Bank of New York Mellon

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP Baltimore, MD

BrandywineGLOBAL — Global Unconstrained Bond Fund

The Fund is a separate investment series of Legg Mason Global Asset Management Trust, a Maryland statutory trust.

BrandywineGLOBAL — Global Unconstrained Bond Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Previously, the Fund filed a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-PORT and N-Q are available on the SEC’s website at www.sec.gov. To obtain information on Forms N-PORT and N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of BrandywineGLOBAL — Global Unconstrained Bond Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2019 Legg Mason Investors Services, LLC

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Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-877-721-1926.

Revised April 2018

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2019 Legg Mason Investor Services, LLC Member FINRA, SIPC

LMFX013668 6/19 SR19-3634

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)   The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Global Asset Management Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	June 20, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	June 20, 2019

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	June 20, 2019